UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zephyr Management, L.P.
Address: 320 Park Avenue

         New York, NY  10022

13F File Number:  28-12598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roy S. Kelvin
Title:     Chief Financial Officer
Phone:     212-508-9425

Signature, Place, and Date of Signing:

     /s/ Roy S. Kelvin     New York, NY/USA     November 10, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     58

Form13F Information Table Value Total:     $72,988 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIED CAP CORP NEW            COM              01903Q108      198    18300          SOLE    NONE            18300        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105     3143    67800          SOLE    NONE            67800        0        0
ANNALY CAP MGMT INC            COM              035710409      204    15200          SOLE    NONE            15200        0        0
APOLLO INVT CORP               COM              03761U106      222    13000          SOLE    NONE            13000        0        0
AT&T INC                       COM              00206R102      427    15300          SOLE    NONE            15300        0        0
BANCO ITAU HLDG FINANCIERA S   SP ADR 500 PFD   059602201      831    47500          SOLE    NONE            47500        0        0
BANCO MACRO SA                 SPON ADR B       05961W105     2492   134700          SOLE    NONE           134700        0        0
BANCOLOMBIA S A                SPON ADR PREF    05968L102     5141   180700          SOLE    NONE           180700        0        0
BANK OF AMERICA CORPORATION    COM              060505104      672    19200          SOLE    NONE            19200        0        0
BAYTEX ENERGY TR               TRUST UNIT       073176109      640    25900          SOLE    NONE            25900        0        0
BB&T CORP                      COM              054937107      454    12000          SOLE    NONE            12000        0        0
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107      321    21600          SOLE    NONE            21600        0        0
CAPSTEAD MTG CORP              COM NO PAR       14067E506      404    36900          SOLE    NONE            36900        0        0
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202     5987    91550          SOLE    NONE            91550        0        0
CONSOLIDATED COMM HLDGS INC    COM              209034107      421    27900          SOLE    NONE            27900        0        0
CONSOLIDATED EDISON INC        COM              209115104      524    12200          SOLE    NONE            12200        0        0
COPANO ENERGY L L C            COM UNITS        217202100      479    19600          SOLE    NONE            19600        0        0
DTE ENERGY CO                  COM              233331107      485    12100          SOLE    NONE            12100        0        0
DUKE ENERGY CORP NEW           COM              26441C105      450    25800          SOLE    NONE            25800        0        0
EMBRAER-EMPRESA BRASILEIRA D   SP ADR COM SHS   29081M102    10195   377450          SOLE    NONE           377450        0        0
EMPIRE DIST ELEC CO            COM              291641108      634    29700          SOLE    NONE            29700        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109      678    18400          SOLE    NONE            18400        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604      907    24400          SOLE    NONE            24400        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107      680    26400          SOLE    NONE            26400        0        0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105      613    11200          SOLE    NONE            11200        0        0
EV ENERGY PARTNERS LP          COM UNITS        26926V107      222    11700          SOLE    NONE            11700        0        0
EXTRA SPACE STORAGE INC        COM              30225T102      230    15000          SOLE    NONE            15000        0        0
FIRSTMERIT CORP                COM              337915102      395    18800          SOLE    NONE            18800        0        0
FRONTIER COMMUNICATIONS CORP   COM              35906A108      449    39000          SOLE    NONE            39000        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    17597   804600          SOLE    NONE           804600        0        0
HATTERAS FINL CORP             COM              41902R103      457    19700          SOLE    NONE            19700        0        0
HEALTHCARE RLTY TR             COM              421946104      478    16400          SOLE    NONE            16400        0        0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108     3331   100000          SOLE    NONE           100000        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      442     8502          SOLE    NONE             8502        0        0
LEGACY RESERVES LP             UNIT LP INT      524707304      584    34025          SOLE    NONE            34025        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100      603    39400          SOLE    NONE            39400        0        0
LLOYDS TSB GROUP PLC           SPONSORED ADR    539439109      388    23200          SOLE    NONE            23200        0        0
MAGELLAN MIDSTREAM HLDGS LP    COM LP INTS      55907R108      634    36900          SOLE    NONE            36900        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106      447    13800          SOLE    NONE            13800        0        0
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100      712    28175          SOLE    NONE            28175        0        0
MEDICAL PPTYS TRUST INC        COM              58463J304      499    44000          SOLE    NONE            44000        0        0
NORTHSTAR RLTY FIN CORP        COM              66704R100      481    62100          SOLE    NONE            62100        0        0
NUSTAR ENERGY LP               UNIT COM         67058H102      212     5000          SOLE    NONE             5000        0        0
OMEGA NAVIGATION ENTERPRISES   CLASS A          Y6476R105      621    48345          SOLE    NONE            48345        0        0
ONEOK PARTNERS LP              UNIT LTD PARTN   68268N103      633    12475          SOLE    NONE            12475        0        0
PINNACLE WEST CAP CORP         COM              723484101      492    14300          SOLE    NONE            14300        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105      681    17200          SOLE    NONE            17200        0        0
PRECISION DRILLING TR          TR UNIT          740215108      645    38900          SOLE    NONE            38900        0        0
PROGRESS ENERGY INC            COM              743263105      444    10300          SOLE    NONE            10300        0        0
SEASPAN CORP                   SHS              Y75638109      217    12000          SOLE    NONE            12000        0        0
SOVRAN SELF STORAGE INC        COM              84610H108      237     5300          SOLE    NONE             5300        0        0
SUSQUEHANNA BANCSHARES INC P   COM              869099101      465    23800          SOLE    NONE            23800        0        0
TARGA RESOURCES PARTNERS LP    COM UNIT         87611X105      665    39100          SOLE    NONE            39100        0        0
TC PIPELINES LP                UT COM LTD PRT   87233Q108      637    20600          SOLE    NONE            20600        0        0
TELEFONICA S A                 SPONSORED ADR    879382208      479     6700          SOLE    NONE             6700        0        0
US BANCORP DEL                 COM NEW          902973304      490    13600          SOLE    NONE            13600        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      436    13600          SOLE    NONE            13600        0        0
WILLIAMS PARTNERS L P          COM UNIT L P     96950F104      483    18700          SOLE    NONE            18700        0        0